INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets	$ 512,012	$ 512,012
Acquisitions	0
Disposals	0
Change in intangible assets, amount	$ 0
Change in intangible assets, Percentage	0.00%
Amortization, Balance	$ 0	0
Amortization, Acquisitions	0
Amortization, Disposals	0
Change in Amortization,amount	$ 0
Change in Amortization, percentage	0.00%
S A P [Member]
Intangible assets	$ 54,434	54,434
Acquisitions	0
Disposals	0
Change in intangible assets, amount	$ 0
Change in intangible assets, Percentage	0.00%
Operational [Member]
Intangible assets	$ 457,578	$ 457,578
Acquisitions	0
Disposals	0
Change in intangible assets, amount	$ 0
Change in intangible assets, Percentage	0.00%